Commitments and Contingencies (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Commitments and Contingencies (Textual)
Operating lease expense	$ 265,600	$ 270,008
Outstanding trade letters of credit	3,572,640		$ 6,546,920
Purchase commitment amount	$ 3,500,000